Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Growth Fund

Class T

On or about October 1, 2017, the following changes are effective:

Deutsche Global Growth Fund will be renamed Deutsche International Growth Fund. All references in the prospectus to Deutsche Global Growth Fund will be replaced with Deutsche International Growth Fund.

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as % of offering price	2.50

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.62
Distribution/service (12b-1) fees	0.25
Other expenses2	0.34
Total annual fund operating expenses	1.21

[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$370	$624	$898	$1,679

The following information revises similar disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main Investments. The fund invests primarily in foreign equities (equities issued by foreign based companies and listed on foreign exchanges) and may invest in companies of any size and from any country, including countries with emerging economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

The fund will generally invest less than 20% of its assets in US equities.

The following disclosure is added under the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

Effective on or about October 1, 2017, the comparative broad-based index will change from the MSCI World Index to the MSCI All Country World Index ex USA. The Advisor believes that the MSCI All Country World Index ex USA is more suitable for performance comparison given the fund's investment change.

Effective October 2, 2017, the following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

All disclosure and references in the fund's prospectus to "Small company risk" and "Medium-sized company risk" are hereby deleted.

Deutsche Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Growth Fund

Class T

On or about October 1, 2017, the following changes are effective:

Deutsche Global Growth Fund will be renamed Deutsche International Growth Fund. All references in the prospectus to Deutsche Global Growth Fund will be replaced with Deutsche International Growth Fund.

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as % of offering price	2.50

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.62
Distribution/service (12b-1) fees	0.25
Other expenses2	0.34
Total annual fund operating expenses	1.21

[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$370	$624	$898	$1,679

The following information revises similar disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main Investments. The fund invests primarily in foreign equities (equities issued by foreign based companies and listed on foreign exchanges) and may invest in companies of any size and from any country, including countries with emerging economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

The fund will generally invest less than 20% of its assets in US equities.

The following disclosure is added under the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

Effective on or about October 1, 2017, the comparative broad-based index will change from the MSCI World Index to the MSCI All Country World Index ex USA. The Advisor believes that the MSCI All Country World Index ex USA is more suitable for performance comparison given the fund's investment change.

Effective October 2, 2017, the following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

All disclosure and references in the fund's prospectus to "Small company risk" and "Medium-sized company risk" are hereby deleted.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main Investments. The fund invests primarily in foreign equities (equities issued by foreign based companies and listed on foreign exchanges) and may invest in companies of any size and from any country, including countries with emerging economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

The fund will generally invest less than 20% of its assets in US equities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

All disclosure and references in the fund's prospectus to "Small company risk" and "Medium-sized company risk" are hereby deleted.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on or about October 1, 2017, the comparative broad-based index will change from the MSCI World Index to the MSCI All Country World Index ex USA
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The following disclosure is added under the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

Effective on or about October 1, 2017, the comparative broad-based index will change from the MSCI World Index to the MSCI All Country World Index ex USA. The Advisor believes that the MSCI All Country World Index ex USA is more suitable for performance comparison given the fund's investment change.

Deutsche Global Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management fee	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 370
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	$ 1,679

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.